Retail Shares | AllianceBernstein Small/Mid Cap Growth Fund
ALLIANCEBERNSTEIN SMALL/MID CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein Small/Mid Cap Growth Fund (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein Small/Mid Cap Growth Fund	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.23%	1.00%	1.00%	none
Other Epenses: Transfer Agent	0.15%	0.24%	0.16%	0.13%
Other Expenses	0.12%	0.12%	0.13%	0.12%
Total Other Expenses	0.27%	0.36%	0.29%	0.25%
Total Annual Fund Operating Expenses	1.24%	2.10%	2.03%	0.99%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein Small/Mid Cap Growth Fund (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	546	613	306	101
After 3 Years	802	858	637	315
After 5 Years	1,077	1,129	1,093	547
After 10 Years	1,861	2,211	2,358	1,213

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Retail Shares AllianceBernstein Small/Mid Cap Growth Fund (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	546	213	206	101
After 3 Years	802	658	637	315
After 5 Years	1,077	1,129	1,093	547
After 10 Years	1,861	2,211	2,358	1,213

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of small- and mid-capitalization companies. For these purposes, "small- and mid-capitalization companies" are generally those companies that, at the time of investment, fall within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of June 30, 2011, there were approximately 4,480 companies within the lowest 25% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $10 million to $13 billion. Because the Fund's definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Fund may define small- and mid-capitalization companies using a different classification system.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund's investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole. Normally, the Fund invests in approximately 60-120 companies broadly diversified by sector.

The Fund invests principally in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may also invest in exchange-traded funds ("ETFs"), reverse repurchase agreements and up to 20% of its total assets in rights and warrants. The Fund may use derivatives, such as options on securities and index options, to manage risk and to seek to generate additional returns.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

IN NOVEMBER 2008, THE FUND IMPLEMENTED ITS CURRENT INVESTMENT POLICIES (PREVIOUSLY IT HAD INVESTED PRIMARILY IN "MID-CAPITALIZATION" COMPANIES) AND ALSO CHANGED ITS NAME AND PORTFOLIO MANAGEMENT TEAM. ACCORDINGLY, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO NOVEMBER 2008 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.

BAR CHART

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -9.09%.

                                                 Calendar Year End (%)

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 24.27%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN-30.35%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein Small/Mid Cap Growth Fund		1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES	[1]	33.26%	2.71%	2.90%
CLASS A SHARES Return After Taxes on Distributions	[1]	33.26%	1.84%	2.31%
CLASS A SHARES Return After Taxes on Distributions and Sale of Fund Shares	[1]	21.62%	2.08%	2.35%
CLASS B SHARES		33.84%	2.72%	2.63%
CLASS C SHARES		37.14%	2.80%	2.50%
ADVISOR CLASS SHARES		39.33%	3.83%	3.56%
Russell 2500(R) Growth Index (reflects no deduction for fees, expenses, or taxes)		28.86%	5.63%	4.19%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.